BORROWINGS - Secured bank borrowings related to discounted notes receivable (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Feb. 28, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Short-Term Debt [Line Items]
Notes receivable	¥ 94,697			¥ 94,697		¥ 22,341		$ 13,541
Repayment of borrowings				347,242	$ 49,655	117,682	¥ 0
Secured bank borrowings | Factoring with recourse
Short-Term Debt [Line Items]
Notes receivable	280,000	¥ 280,000	¥ 280,000	280,000
Factoring of notes receivable	276,146	¥ 276,146	¥ 276,146
Repayment of borrowings				80,000
Assets pledged to secure a debt instrument	¥ 280,000			¥ 280,000		¥ 80,000
Secured bank borrowings | Minimum | Factoring with recourse
Short-Term Debt [Line Items]
Interest rate	1.35%	1.35%	1.35%
Secured bank borrowings | Maximum | Factoring with recourse
Short-Term Debt [Line Items]
Interest rate	2.34%	2.34%	2.34%